Investee Companies and Other Investments	6 Months Ended
Jun. 30, 2025
Investee Companies and Other Investments [Abstract]
Investee Companies and Other Investments

Note 6 - Investee Companies and Other Investments

Information about investee companies and other investments

A.	Ellomay Luzon Energy and Dorad-

Since November 2010, the Company indirectly (through Ellomay Clean Energy LP (“Ellomay Energy LP”)) holds 50% of Ellomay Luzon Energy. As of June 30, 2025, Ellomay Luzon Energy held 18.75% of Dorad, which owns an approximate 850 MWp dual-fuel operated power plant in the vicinity of Ashkelon, Israel (the “Dorad Power Plant”). The investment in Ellomay Luzon Energy is accounted for under the equity method. Dorad holds production and supply licenses, both expiring in May 2034 and commenced commercial operation in May 2014.

Dorad provided guarantees in favor of the Israeli Electricity Authority, NOGA - Electricity System Management Ltd. and Israel Natural Gas Lines Ltd. These guarantees were provided through Dorad’s shareholders at their proportionate holdings, as required by the financing agreements executed by Dorad. As of June 30, 2025, total performance guarantees provided by Dorad amounted to approximately NIS 182,000 thousand (approximately €46 thousand). The Company’s indirect share of guarantees that Dorad provided through its shareholders as of June 30, 2025 was approximately NIS 17,000 thousand (approximately €4,300 thousand). In connection with the acquisition of additional Dorad shares by Ellomay Luzon Energy in July 2025, as described below, the Company’s share in the guarantees was increased proportionately to represent the new indirect holdings in Dorad.

Acquisition of Additional Shares of Dorad by Ellomay Luzon Energy

In April 2025, Ellomay Luzon Energy provided a notice of exercise of a right of first refusal granted to it under Dorad’s articles of association and shareholders agreement in connection with 15% of Dorad’s outstanding shares that were held by Zorlu Enerji Elektrik Üretim A.S (hereinafter - “Zorlu”), which at the time held 25% of Dorad’s outstanding shares. The aggregate purchase price for such shares was approximately NIS 424.4 million (approximately €107.3 million, based on the exchange rate as of June 30, 2025), subject to certain adjustments.

Edelcom Ltd. (hereinafter - “Edelcom”), another shareholder of Dorad, also provided a notice of exercise in connection with 15% of Dorad’s outstanding shares in April 2025. Therefore, pursuant to Dorad’s articles of association and shareholders agreement, and subject to the fulfillment of the conditions to closing to purchase 7.5% of Dorad’s outstanding shares by each of Ellomay Luzon Energy and Edelcom (including, among other things, obtaining regulatory approvals and the approval of Dorad’s board of directors), each of them was entitled to purchase 7.5% of Dorad’s outstanding shares. In connection with the exercise of the right of first refusal by Edelcom, Ellomay Luzon Energy notified Zorlu that it maintains its right to purchase the entire 15% of Dorad’s outstanding shares should Edelcom fail to fulfill the conditions to closing for the acquisition of 7.5% of Dorad’s outstanding shares.

On June 4, 2025, Dorad received a statement of claim filed against it by a former director and a serving director (both representing Edelcom), seeking declaratory relief for access to Dorad’s documents, a declaration that the Dorad board of directors’ resolutions regarding the sale of shares by Zorlu are null and void, and a declaration that the director representing Edelcom is entitled to independent legal counsel and representation with respect to his rights as a director, particularly in relation to the sale of Zorlu’s shares, retroactively as from April 14, 2025. Dorad notes in its financial statements as of and for the three and six months ended June 30, 2025 that it denies the allegations made in the statement of claim, and its response is expected to be filed by September 21, 2025.

On July 14, 2025, Zorlu sold 10% of Dorad’s outstanding shares owned by it, which was not subject to a right of first refusal, to The Phoenix Insurance Company Ltd. and The Phoenix Pension and Provident Fund Ltd.

On July 20, 2025, Edelcom filed an ex parte petition with the Tel Aviv (Economic Division) District Court for a temporary injunctions and orders, requesting that the court prohibit Dorad’s board of directors and shareholders from convening to approve the transfer of 7.5% of Dorad’s outstanding shares from Zorlu to any entity other than to Edelcom, and to prohibit Zorlu from selling those shares to Ellomay Luzon Energy or to The Phoenix. On the same day the court rejected Edelcom’s petition and set deadlines for the parties’ responses (by July 29, 2025), and for the filing of a main proceeding by Edelcom (by July 27, 2025). The Court’s decision further noted that if future actions will be approved by Dorad based on a transfer of shares if it occurs (and this, as stated, without the Court preventing it), whereby the increased power of the respondents as shareholders is used for the purpose of changes in Dorad’s board of directors, or the transfer of the shares to third parties, as Edelcom noted that it fears, and to the extent that the respondents will try to take such actions or other irrevocable action, Edelcom will be notified seven days in advance, in a manner that will allow it time to act and the Court to give appropriate instructions.

On July 21, 2025, the final date for obtaining all required approvals for the completion of Zorlu’s share sale to Ellomay Luzon Energy and Edelcom, Dorad’s board of directors and shareholders convened and approved the transfer of an additional 7.5% of Dorad’s outstanding shares from Zorlu to Ellomay Luzon Energy. On July 22, 2025, as not all the conditions to closing of the sale of 7.5% of Dorad’s outstanding shares to Edelcom were fulfilled, Edelcom’s agreement with Zorlu was terminated and the transfer of 15% Dorad’s outstanding shares from Zorlu to Ellomay Luzon Energy was consummated. Following such transfer, the shareholders of Dorad are: Eilat Ashkelon Infrastructure Services Ltd. (“EAIS”) (37.5%), Ellomay Luzon Energy (33.75%), Edelcom (18.75%) and The Phoenix (10%).

On July 27, 2025, Edelcom filed a statement of claim with the Tel Aviv (Economic Division) District Court against Dorad, Dorad’s other shareholders and the trustee appointed in connection with the Zorlu transactions. The claim seeks declaratory relief, including that as of July 21, 2025 (the date on which Dorad’s board of directors and shareholders’ approved the transfer of the additional 7.5% of Dorad’s outstanding shares to Ellomay Luzon Energy) the agreement between Zorlu and Edelcom for the sale and purchase of 7.5% of Dorad’s outstanding shares was valid and binding and did not require the approval of any third parties; that the said agreement was breached by Zorlu; that the resolutions of Dorad’s board of directors and shareholders approving the transfer of 7.5% of Dorad’s outstanding shares to Ellomay Luzon Energy are void; that the sale agreement between Zorlu and Ellomay Luzon Energy with respect to the additional 7.5% of Dorad’s outstanding shares is void; and requesting mandatory injunctions ordering Ellomay Luzon Energy to cancel the agreement between it and Zorlu for the sale of 7.5% of Dorad’s outstanding shares, and compelling Zorlu to sell these shares to Edelcom. Additionally, the claim seeks orders requiring Dorad’s board of directors and shareholders to convene and approve the transfer of 7.5% of Dorad’s outstanding shares to Edelcom, to amend Dorad’s shareholder register accordingly, and for any other relief necessary to complete the aforementioned actions.

Pursuant to an arrangement between the parties to the legal proceeding, the respondents were required to respond to Edelcom’s request for temporary injunctions by August 4, 2025. Several hours before the filing deadline, Edelcom informed the respondents and the court that it was unilaterally withdrawing its request for temporary injunctions. On August 11, 2025, following submission of the respondents’ positions on the matter, the court approved the withdrawal request, imposing legal expenses on Edelcom in the aggregate amount of NIS 200 thousand (of which NIS 40 thousand are due to each of Dorad and Ellomay Luzon Energy).

The respondents are required to file their statement of defense to the Edelcom statement of claim by November 13, 2025. A preliminary hearing is scheduled for November 11, 2025. The Company and Ellomay Luzon Energy cannot at this time predict the outcome of the legal proceedings.

Based on the terms of the share purchase agreement governing the sale of Dorad’s shares, the buyer was required to deposit an autonomous guarantee in the amount of the consideration upon execution of the agreement. To enable Ellomay Luzon Energy to provide the guarantee required under the Dorad SPA, the Company deposited an amount equal to 25% of its portion of the guarantee (pro rata to its holdings in Ellomay Luzon Energy), which will serve as collateral to the bank that issued the guarantee. In connection with the pledged deposit, the Company entered into a Commercial Paper Agreement enabling it to receive a short-term loan in the amount of NIS 60 million – NIS 210 million, with a variable annual interest rate equal to the Israeli Prime lending rate (currently 6%) + 0.5%. The commercial paper is for a term of one year and includes customary causes for early repayment. In addition, the Company and the holders of the commercial paper are entitled to effect early repayment without cause with a 45 business day prior notice. In April 2025, the Company withdrew an amount of NIS 60 million under the Commercial Paper Agreement. Following consummation of the acquisition of 15% of Dorad’s outstanding shares by Ellomay Luzon Energy as set forth below, the guarantee was released and the Company provided a notice of early repayment to the holder of the commercial paper.

Financing of Acquisition of 15% of Dorad’s Outstanding Shares

The consideration for the additional Dorad shares purchased by Ellomay Luzon Energy in July 2025 (approximately NIS 424 million (approximately €108 million as of the closing date) as noted above), was funded by bank financing (the “EL Loan Agreement”) provided to Ellomay Luzon Energy consisting of three tranches as follows: (i) a loan in the amount of NIS 175 million (approximately €45 million as of the closing date), bearing annual interest in the range of +0.5% to -0.5% of the Israeli Prime Rate (the “First EL Loan”), (ii) a loan in the amount of NIS 175 million (approximately €45 million as of the closing date), bearing fixed annual interest rate between 5% and 6% (the “Second EL Loan”), and (iii) a loan in the amount of NIS 70 million (approximately €18 million as of the closing date), bearing annual interest rate in the range of +0.5% to -0.5% of the Israeli Prime Rate (the “Third EL Loan”).

The First EL Loan is repayable in four semi-annual payments commencing December 31, 2031 and ending on June 30, 2033, and the interest on the First EL Loan is payable in semi-annual payments commencing December 31, 2025 and ending on the final repayment of the First EL Loan. The Second EL Loan is repayable in sixteen semi-annual payments commencing December 31, 2025 and ending on June 30, 2033, and the interest on the Second EL Loan is payable in semi-annual payment commencing December 31, 2025 and ending on the final repayment of the Second EL Loan. The Third EL Loan is repayable in one payment on December 31, 2025, unless the conditions set forth in the EL Loan Agreement will not be met, which will enable Ellomay Luzon Energy to ask for an extension until December 31, 2026. The interest on the Third EL Loan is payable on December 31, 2025 and, to the extent an extension is requested, in semi-annual payments thereafter until the final repayment of the Third EL Loan.

In connection with the EL Loan Agreement, Ellomay Luzon Energy granted the lender a first ranking fixed pledge on its rights in connection with an account with the lender (the “Pledged Account”), in which all amounts due to Ellomay Luzon Energy from Dorad will be deposited. The EL Loan Agreement provides that when any dividend is received from Dorad: (i) Ellomay Luzon Energy will leave in the Pledged Account the amount required for the next payment to the lender, (ii) to the extent the amount received during a calendar year exceeds NIS 65 million, then Ellomay Luzon Energy will make an early repayment of the First EL Loan and thereafter the Third EL Loan in the amount of 50% of the difference between the amount of receipts in the calendar year and NIS 65 million by no later than June 30 of the following year (pro rata over all future payments), and (iii) with respect to any amount in excess of the amounts required as stated in paragraphs (i) and (ii) – Ellomay Luzon Energy is entitled to use the funds deposited in the Pledged Account for any need, subject to the provisions of the law and the agreements with the lender. The EL Loan Agreement provides that the First and Third EL Loans may be prepaid without an early repayment fee and the Second EL Loan may be prepaid subject to payment of fees as generally acceptable in the lender.

The EL Loan Agreement includes customary immediate repayment provisions, including in the event of a breach of an undertaking by Ellomay Luzon Energy, a deterioration in Ellomay Luzon Energy’s financial situation and the initiation of legal proceedings in connection with the Dorad shares held by Ellomay Luzon Energy. The EL Loan Agreement includes additional undertakings by Ellomay Luzon Energy, including not to amend the Ellomay Luzon Energy shareholders’ agreement without the lender’s prior written consent and the execution of an undertaking not to operate outside its current field of operations; not to assume financial obligations and not to provide financing to a third party; not to sell and/or transfer and/or deliver and/or lease and/or rent any Asset and/or any right of its rights, as well as a negative pledge on any Asset (as this term is defined below) and/or part of the its Assets, without the lender’s prior written consent, other than a pledge on its shares of Dorad in favor of the lenders of Dorad. The undertaking defines an “Asset” as any asset and right of Ellomay Luzon Energy, including the shares of Dorad held by it and other rights of any kind, including its unissued share capital and goodwill.

Potential Expansion of the Dorad Power Plant (“Dorad 2”)

With reference to Note 6.A to the annual financial statements under the heading “Potential Expansion of the Dorad Power Plant (“Dorad 2”)”, with respect to the claim filed by Edelcom against Dorad and its other shareholders in connection with the potential expansion of the Dorad Power Plant, on January 27, 2025, Edelcom filed its response to Dorad’s request to dismiss in limine and on February 13, 2025, the court rejected the request. On April 7, 2025, Dorad, EAIS and Ellomay Luzon Energy submitted their responses. The court instructed the parties to finalize the preliminary proceedings by May 15, 2025. On June 29, 2025, the parties submitted an updated request for court approval of a procedural arrangement regarding the completion of the preliminary proceedings, whereby: the parties shall respond to the document disclosure requests and provide access to all documents listed in their disclosure affidavits by July 30, 2025; and any motions relating to document disclosure, if necessary, shall be submitted by September 1, 2025. On June 30, 2025, the court approved the updated procedural arrangement. On July 28, 2025, the parties submitted a joint motion for extension of the dates to finalize the preliminary proceedings and the court granted the motion as requested and dates were set for the finalization of the preliminary proceedings. Ellomay Luzon estimates, based on the opinion of its legal advisors, that at this stage, it is not possible to reasonably assess the outcome of the proceeding.

For information concerning the approval of the planning and execution of the Dorad 2 project by the Dorad board of directors see Note 12E.

B.	Development of Solar Plants in Texas, USA –

Two projects with an aggregate capacity of approximately 27 MW, were placed in service in December 2024 and connected to the grid in April 2025 (the Fairfield and Malakoff projects). In July 2025 an additional project with a capacity of approximately 11 MW (the Talco project) was connected to the grid and an additional project with an aggregate capacity of approximately 11 MW is under construction (the Mexia project), expected to be connected to the grid during the second half of 2025. An additional project with a capacity of approximately 14 MW and approximately 30 MWh battery capacity has reached “ready to build” status at the end of March 2025. For information concerning receipt of payment under the agreement to sell tax credits, partial repayment of revolving credit line and the execution of a new credit line see Note 12D.

C.	Development of Solar Projects in Italy –

In connection with the Framework Agreement executed in December 2019 and further detailed in Note 6.C to the annual financial statements, one solar plant with a capacity of approximately 18 MW (51% owned by the Company) was connected to the grid in January 2025 and construction commenced on additional projects with an aggregate capacity of 160 MW (51% owned by the Company).

Execution of Financing Agreement in connection with an Italian Solar Portfolio

On February 27, 2025, the Company executed a financing agreement (hereinafter - “the Project Finance”) with a European financial institution for the financing of the construction of 198 MW, including approximately 38 MW of operating projects, which are constructed and connected to the grid, and additional projects with an aggregate capacity of approximately 160 MW that have reached ready-to-build status and for which the EPC agreements were executed. The Project Finance in an amount of up to €110 million will be provided by way of senior secured notes to be issued in multiple tranches during the construction phase by a wholly-owned subsidiary of Ellomay Luxembourg. All notes are due on December 31, 2047 and to be repaid in semi-annual installments. The notes bear interest from and including the issue date to and excluding the maturity date at the rate of 4.50% per annum, to be paid semi-annually in arrears. The financial closing of the Project Finance is expected to occur in the coming weeks. As of June 30, 2025, no amounts were withdrawn under the Project Finance.